Pensions and Other Postretirement Benefits (Rollforward of Fair Value of Investments Classified as Level 3) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 18,564
Fair value of plan assets at end of year	17,244	$ 18,564
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	410
Fair value of plan assets at end of year	421	410
Oil and Gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,120
Fair value of plan assets at end of year	948	1,120
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,101	1,046
Actual return relating to assets still held at the reporting date	(13)	107
Purchases	1
Sales	(1)
Disbursements	(39)	(52)
Fair value of plan assets at end of year	1,049	1,101
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	332	324
Actual return relating to assets still held at the reporting date	(2)	19
Purchases	1
Sales	(1)
Disbursements	(9)	(11)
Fair value of plan assets at end of year	321	332
Fair Value, Inputs, Level 3 [Member] | Oil and Gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	769	722
Actual return relating to assets still held at the reporting date	(11)	88
Purchases	0
Sales	0
Disbursements	(30)	(41)
Fair value of plan assets at end of year	$ 728	$ 769